Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of Stock by Class

	February 8, 2022 (Closing Date)
	Preferred Stock Shares	Exchange Ratio	Common Stock Shares
Series Seed Convertible Preferred Stock (Legacy Quanergy)	2,231,248	0.1940	432,831
Series Seed-2 Convertible Preferred Stock (Legacy Quanergy)	495,417	0.1940	96,101
Series A Convertible Preferred Stock (Legacy Quanergy)	3,233,871	0.1940	627,352
Series A Plus Convertible Preferred Stock (Legacy Quanergy)	790,500	0.1940	153,352
Series B Convertible Preferred Stock (Legacy Quanergy)	778,839	0.5771	449,474
Series C Convertible Preferred Stock (Legacy Quanergy)	165,237	0.7155	118,224

Total	7,695,112		1,877,334

Summary of common stock warrants outstanding to purchase shares of common stock
As of June 30, 2022, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock:

	Shares	Exercise Price	Expiration
Public Warrants	689,999	$230.00	February 2027
Private Placement Warrants	376,000	230.00	February 2027
GEM Warrants	169,896	200.00	February 2025
2023 Notes Warrants	264,270	0.20	March 2025

Total	1,500,165

As of December 31, 2021, the Company had the following common stock warrants outstanding to purchase shares of the Company’s common stock (in thousands, except for share and per share amounts):

	Date of Issue	Shares	Exercise Price	Fair Value at Issuance, Net	Expiration
February 2021		314,901	$0.20	$21,971	March 24, 2025
March, August and October 2020		176,358	$0.20	7,212	March 24, 2025

Total		491,259		$29,183

Summary of Fair Value Measurements Inputs
The following assumptions were used to calculate the fair value of the common stock warrants issued:

Expected term	3.0 years
Expected volatility	42.9%
Risk-free interest rate	0.18%-0.41%
Expected dividends	0.0%

Summary of common stock shares reserved for future issuance
The Company has reserved shares of common stock for issuance related to the following stock options, warrants, restricted stock units (“RSUs”) and future grants:

	As of December 31,
	2021	2020
Common stock warrants	616,259	176,808
Stock options and RSUs, issued and outstanding	762,642	508,211
Common stock authorized for future issuance	(25)	43,707

	1,378,876	728,726